Settlements - Textual (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				3 Months Ended	12 Months Ended					3 Months Ended		12 Months Ended			3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Delaware Settlement [Member]	Mar. 31, 2007 Securities Litigation Settlement [Member]	Dec. 31, 2009 Securities Litigation Settlement [Member]	Dec. 31, 2005 Securities Litigation Settlement [Member]	Sep. 30, 2009 Securities Litigation Settlement [Member]	Jan. 11, 2007 Securities Litigation Settlement [Member]	Jan. 03, 2006 Securities Litigation Settlement [Member]	Mar. 31, 2009 UBS Litigation Settlement [Member]	Dec. 31, 2008 UBS Litigation Settlement [Member]	Dec. 31, 2008 UBS Litigation Settlement [Member]	Dec. 31, 2007 UBS Litigation Settlement [Member]	Jun. 16, 2008 UBS Litigation Settlement [Member]	Mar. 31, 2007 Settlement Consideration, Common Stock and Warrants [Member] Securities Litigation Settlement [Member]	Mar. 31, 2007 Settlement Consideration, Cash Payment, Insurance Funded [Member] Securities Litigation Settlement [Member]
Loss Contingencies [Line Items]
Gain Related to Settlement, Audits of Unclaimed Property				$ 25.3
Gain Related to Settlement, Audits of Unclaimed Property, Included in Income from Discontinued Operations, Net of Tax				24.8
Shares of Common Stock, Held by Non-Consenting Class Members									205,000
Face Value of Debt Security, Held by Non-Consenting Class Members									1.5
Settlement Agreement Consideration					445											215	230
Net Recoveries, Percentage Owed to Federal Plaintiffs									25.00%
Judgment Excluded from Net Recoveries										48
Common Stock Shares Issued, Consolidated Securities Action Settlement								5,023,732
Common Stock Warrants Issued, Consolidated Securities Action Settlement								8,151,265
Loss Contingency, Loss in Period							215.0
Settlement Expense, Subsequent Adjustment						37.2
Loss Contingency, Damages Sought, Value														20
Loss Contingency, Judgment Against Company															30.3
Litigation Settlement, Gross	0	0	(100.0)								100.0		100.0
Litigation Settlement, Expense											26.2		26.2
Proceeds from legal settlements											2.1	97.9
Gain (Loss) Related to Litigation Settlement													121.3
Litigation Settlement, Gain from Accrued Interest Write-Off	$ (119.4)	$ (125.6)	$ (125.7)										$ 9.4